Note 2 - Acquisitions - 10Q (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended								3 Months Ended	12 Months Ended
	May 31, 2012	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2017	Jul. 31, 2013	Dec. 31, 2012	Oct. 18, 2013 Subsequent Event [Member]	Jan. 11, 2012 Notes Payable, Other Payables [Member] PositiveID Animal Health Corporation [Member]	Jan. 11, 2012 VAC Common Stock [Member]	Jul. 08, 2013 Common Stock [Member]	Sep. 30, 2013 Purchase Agreement SNC Holding Corp [Member] Intellectual Property [Member]	Dec. 31, 2012 Purchase Agreement SNC Holding Corp [Member] Convertible Subordinated Debt [Member]	Feb. 28, 2013 Purchase Agreement SNC Holding Corp [Member]	Sep. 30, 2013 Purchase Agreement SNC Holding Corp [Member]	Dec. 31, 2013 Purchase Agreement SNC Holding Corp [Member]	Jan. 11, 2012 PositiveID Animal Health Corporation [Member]	Sep. 30, 2013 PositiveID Animal Health Corporation [Member]	Dec. 31, 2012 PositiveID Animal Health Corporation [Member]	Jul. 08, 2013 Equity Option [Member]	Jan. 11, 2012 Equity Option [Member]	Dec. 31, 2013 2013 [Member]	Sep. 30, 2013 2013 [Member]	Dec. 31, 2013 2014 [Member]	Sep. 30, 2013 2014 [Member]	Dec. 31, 2013 2015 and Thereafter [Member]	Sep. 30, 2013 2015 and Thereafter [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Note 2 - Acquisitions - 10Q (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																	800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																	$ 300,000
Business Combination Consideration Transferred Acquiree Shares (in Shares)																	5,000,000
(in Shares)			75,000														6,900,000
Conversion of Stock, Shares Converted (in Shares)								1,300,000		6,900,000							1,300,000
Debt Instrument, Face Amount									200,000				3,300,000
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Unamortized Discount									60,000
Fair Value Inputs, Discount Rate									11.90%
Investment Options, Exercise Price (in Dollars per share)																	$ 0.05				$ 500,000
Debt Conversion, Converted Instrument, Amount	200,000																				500,000
Fair Value Assumptions, Expected Term			5 years	5 years																2 years 219 days	8 years 73 days
Fair Value Assumptions, Expected Volatility Rate			126.00%	126.00%																106.60%	126.00%
Fair Value Assumptions, Risk Free Interest Rate			0.83%	0.67%																0.62%	1.50%
Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%																0.00%	0.00%
Payments for Royalties																												600,000	600,000
Minimum Royalty Requirements																						400,000	400,000	800,000	800,000	1,600,000	1,600,000
Accrued Royalties (in Dollars)		35,000	35,000															300,000	300,000
License Costs					20,000									20,000	20,000
Future Minimum Sublicense Payments															200,000	200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	436,201														2,200,000
Convertible Debt, Fair Value Disclosures															2,100,000	2,100,000
Royalty Guarantees, Commitments, Amount		3,965,000	3,965,000		3,700,000		4,000,000								3,700,000	3,700,000
Payments for Purchase of Other Assets															5,800,000	5,800,000
Finite-Lived Intangible Assets, Gross												5,500,000
Share Price (in Dollars per share)		$ 2.70	$ 2.70			$ 1.50	$ 1.57				$ 0.90
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 800,000